Commitments and Contingencies - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loss Contingencies [Line Items]
Unconditional purchase obligations	$ 64,000,000
Provisions for litigation matters	$ 3,000,000
Performance Bonds
Loss Contingencies [Line Items]
Term of bonds	1 year
Performance bonds, liability	$ 0	$ 0